Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Feb. 25, 2019	Jun. 29, 2018
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	WATSCO INC
Entity Central Index Key	0000105016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,768
Trading Symbol	WSO
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	false
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		32,137,525
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,397,345